Note 22 (Tables)	6 Months Ended
Jun. 30, 2024
Assets and Liabilities under reinsurance and insurance contracts [Abstract]
Liabilities under insurance and reinsurance contracts [Table Text Block]
The breakdown of the condensed balance under the heading “Liabilities under insurance and reinsurance contracts” is as follows:

Liabilities under insurance and reinsurance contracts (Millions of Euros)
	June 2024	December 2023
Liabilities for remaining coverage	10,310	10,900
Liabilities for incurred claims	1,211	1,210
Total	11,520	12,110